OTHER INCOME (EXPENSE) - NET	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSE) - NET
NOTE 17. OTHER INCOME (EXPENSE)
–
NET

	Three months ended March 31,
	2024	2023

Equity method investment income (loss) (Note 11)	$44	$(70)
Purchases and sales of business interests	(3)	2
Derivative instruments (Note 18)	(3)	(22)
Licensing income	11	9
Other – net	25	16
Total other income (expense) – net	$73	$(64)

NOTE 17. OTHER INCOME (EXPENSE) – NET

For the years ended December 31,	2023	2022	2021
Equity method investment income (loss) (Note 11)	$(64)	$60	$(179)
Net interest and investment income (loss)	63	42	71
Purchases and sales of business interests(a)	209	22	(123)
Derivative instruments (Note 18)	(25)	47	27
Licensing income	97	71	52
Other – net	44	128	185
Total other income (expense) – net	$324	$370	$33

(a)
2023 includes a
pre-tax
gain of $90 million related to the sale of an investment at Financial Services. 2021 includes a pre-tax
loss of $170 million on the sale of our boiler manufacturing business in China and a $71 million pre-tax
gain on the deconsolidation of our Aero Alliance joint venture with BKR.